As filed with the Securities and Exchange Commission on May 27, 2005

Registration Nos. 333-119022; 811-21634

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 9	☒

Access One Trust

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Avenue, Suite 1000

Bethesda, Maryland 20814

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 497-6400

With copy to:

Michael L. Sapir	J.B. Kittredge, Esq.	Lisa Hurley, Esq.
Chairman	Ropes & Gray LLP	BISYS Fund Services
ProFund Advisors LLC	One International Place	100 Summer St., Suite 1500
7501 Wisconsin Avenue, Suite 1000	Boston, MA 02110-2624	Boston, MA 02110
Bethesda, Maryland 20814

(Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the Securities:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on June 6, 2005 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 6 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate June 6, 2005 as the new effective date for Post-Effective Amendment No. 3 filed pursuant to Rule 485(a) under the 1933 Act on March 16, 2005. This Post-Effective Amendment No. 6 neither amends nor supersedes any information contained in Post-Effective Amendment No. 3. This amendment relates solely to shares of beneficial interest in the Access Commodity Fund and the Access Bear Commodity Fund. Information contained in Access One Trust’s Registration Statement relating to the other series of Access One Trust is neither amended nor superseded hereby.

SIGNATURES

ACCESS ONE TRUST

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Bethesda, Maryland on May 27, 2005.

ACCESS ONE TRUST

/s/ LOUIS M. MAYBERG
Louis M. Mayberg, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ MICHAEL L. SAPIR Michael L. Sapir	Trustee, Chairman	May 27, 2005

* Russell S. Reynolds, III	Trustee	May 27, 2005

* Michael Wachs	Trustee	May 27, 2005

/s/ LOUIS M. MAYBERG Louis M. Mayberg	President	May 27, 2005

* Troy A. Sheets	Treasurer	May 27, 2005

* By:	/s/ MARC R. BRYANT
Marc R. Bryant
as Attorney-in-Fact

Date: May 27, 2005

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